Document and Entity Information	Jan. 11, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jan. 11, 2024
Entity Registrant Name	NUTEX HEALTH, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-53862
Entity Tax Identification Number	11-3363609
Entity Address, Address Line One	6030 S. Rice Ave
Entity Address, Adress Line Two	Suite C
Entity Address, City or Town	Houston
Entity Address State Or Province	TX
Entity Address, Postal Zip Code	77081
City Area Code	713
Local Phone Number	660-0557
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	NUTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001479681
Amendment Flag	false